RELATED PARTIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)		Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity (less than)	1.00%	1.00%
Contributions to equity accounted investees	$ 206,000,000		$ 58,000,000	[1]
Defined benefit plan, balance payable	0		0
Canada Kuwait Petrochemical Corporation
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	58,000,000
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		$ 31			$ 31
Fort Saskatchewan Ethylene Storage Limited Partnership
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees	$ 17,000,000		$ 0

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.